Financial Income, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Income, Net
Finance income	€ 3,123	€ 1,473	€ 787
Thereof gains from financial assets at fair value through profit or loss	3,067	1,360	596
Finance costs	(949)	(697)	(589)
Thereof losses from financial assets at fair value through profit or loss	(654)	(342)	(151)
Thereof interest expense from financial liabilities at amortized cost	(160)	(179)	(207)
Thereof interest expense from financial liabilities at fair value through profit or loss	(50)	(76)	(155)
Financial income, net	€ 2,174	€ 776	€ 198